Segment Reporting - Schedule of Segment Assets is Reported on the Balance Sheet as Total Assets (Details) - SK GROWTH OPPORTUNITIES CORPORATION [Member] - CODM [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Condensed Balance Sheet Statements, Captions [Line Items]
Trust Account	$ 112,683,509	$ 109,573,279
Cash	$ 169,659	$ 163,718